Pension and Postretirement Benefit Costs	3 Months Ended
Mar. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Postretirement Benefit Costs [Text Block]
 Pension and Postretirement Benefit Costs
Net periodic pension cost included the following components:

	Quarter Ended
	March 31,
	2015	2014
	(Dollars in millions)
Service cost for benefits earned	$0.6	$0.5
Interest cost on projected benefit obligation	10.1	11.3
Expected return on plan assets	(12.0)	(13.5)
Amortization of prior service cost and net actuarial loss	10.2	7.9
Net periodic pension cost	$8.9	$6.2

Annual contributions to the qualified plans are made in accordance with minimum funding standards and the Company's agreement with the Pension Benefit Guaranty Corporation (PBGC). Funding decisions also consider certain funded status thresholds defined by the Pension Protection Act of 2006 (generally 80%). As of March 31, 2015, the Company's qualified plans were expected to be at or above the Pension Protection Act thresholds and will therefore avoid benefit restrictions and at-risk penalties for 2015. During the three months ended March 31, 2015, the Company contributed $1.0 million and $0.3 million, respectively, to its qualified and non-qualified pension plans. On August 8, 2014, the Highway and Transportation Funding Act of 2014 (HATFA) was signed into law, which extended pension funding stabilization provisions that were part of the Moving Ahead for Progress in the 21st Century Act of 2012 (MAP-21) passed on July 6, 2012. Under HATFA, the pension funding stabilization provisions temporarily increased the interest rates used to determine pension liabilities for purposes of minimum funding requirements through 2017. Similar to MAP-21, HATFA is not expected to change the Company's total required cash contributions over the long term, but is expected to reduce the Company's required cash contributions through 2017 if current interest rate levels persist. Based upon revised minimum funding requirements in accordance with HATFA, the Company expects to contribute approximately $6.0 million to its pension plans to meet minimum funding requirements for its qualified plans and benefit payments for its non-qualified plans in 2015.
Net periodic postretirement benefit cost included the following components:

	Quarter Ended
	March 31,
	2015	2014
	(Dollars in millions)
Service cost for benefits earned	$2.8	$3.1
Interest cost on accumulated postretirement benefit obligation	8.5	9.1
Amortization of prior service cost and net actuarial loss	4.5	3.9
Net periodic postretirement benefit cost	$15.8	$16.1

During the three months ended March 31, 2014, the Company increased its accumulated postretirement benefit obligation (included in “Accrued postretirement benefit costs”) by $27.6 million, with an offsetting pre-tax prior service cost adjustment recorded directly to “Accumulated other comprehensive loss.” The adjustment was a result of a plan change effective April 1, 2014 for certain plan participants' benefits no longer funded through a Medicare Advantage Program. The plan change did not affect participant benefits.